PENSION AND OTHER POSTRETIREMENT BENEFIT PROGRAMS (Tables)	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Reconciliation of Pension and OPEB Plan Obligations, Assets and Funded Status
The benefit plan information in the table below pertains to all of our pension and OPEB plans, both in the United States and in other countries.

	Pension benefits		OPEB
as of and for the years ended December 31 (in millions)	2020	2019	2020	2019
Benefit obligations
Beginning of period	$3,973	$5,635	$228	$211
Service cost	83	74	1	1
Interest cost	95	172	6	8
Participant contributions	4	4	—	—
Actuarial loss	401	924	13	26
Benefit payments	(109)	(267)	(20)	(18)
Settlements	(271)	(2,550)	—	—
Curtailment	(4)	(13)	—	—
Foreign exchange and other	141	(6)	—	—
End of period	4,313	3,973	228	228
Fair value of plan assets
Beginning of period	2,973	4,774	—	—
Actual return on plan assets	688	939	—	—
Employer contributions	74	69	20	18
Participant contributions	4	4	—	—
Benefit payments	(109)	(267)	(20)	(18)
Settlements	(271)	(2,550)	—	—
Foreign exchange and other	75	4	—	—
End of period	3,434	2,973	—	—
Funded status at December 31	$(879)	$(1,000)	$(228)	$(228)
Amounts recognized in the consolidated balance sheets
Noncurrent asset	$155	$77	$—	$—
Current liability	(30)	(25)	(18)	(20)
Noncurrent liability	(1,004)	(1,052)	(210)	(208)
Net liability recognized at December 31	$(879)	$(1,000)	$(228)	$(228)

Information Relating to Individual Plans in Funded Status that have ABO in Excess of Plan Assets	The following table is information relating to the individual plans in the funded status table above that have an ABO in excess of plan assets.

as of December 31 (in millions)	2020	2019
ABO	$2,920	$3,240
Fair value of plan assets	$2,047	$2,339

Information Relating to Individual Plans in Funded Status that have PBO in Excess of Plan Assets
The following table presents information relating to the individual plans in the funded status table above that have a PBO in excess of plan assets (many of which also have an ABO in excess of assets and are therefore also included in the table directly above).

as of December 31 (in millions)	2020	2019
PBO	$3,421	$3,688
Fair value of plan assets	$2,387	$2,611

Expected Net Pension and OPEB Plan Payments for Next 10 Years

(in millions)	Pension benefits	OPEB
2021	$104	$18
2022	116	16
2023	130	16
2024	146	16
2025	161	15
2026 through 2030	917	67
Total expected net benefit payments for next 10 years	$1,574	$148

Summary of Pre-Tax losses Included in AOCI
The following table is a summary of the pre-tax losses included in AOCI at December 31, 2020 and December 31, 2019.

(in millions)	Pension benefits	OPEB
Actuarial loss (gain)	$811	$(23)
Prior service credit and transition obligation	(9)	(45)
Total pre-tax loss (gain) recognized in AOCI at December 31, 2020	$802	$(68)
Actuarial loss (gain)	$1,025	$(41)
Prior service credit and transition obligation	(9)	(59)
Total pre-tax loss (gain) recognized in AOCI at December 31, 2019	$1,016	$(100)

Summary of Net-of-Tax Amounts Recorded in OCI Relating to Pension and OPEB Plans	The following table is a summary of the net-of-tax amounts recorded in OCI relating to pension and OPEB plans.

Year ended December 31 (in millions)	2020	2019	2018
Gain (loss) arising during the year, net of tax of $17 in 2020, $(64) in 2019 and $(4) in 2018	$59	$(184)	$(22)
Amortization of loss to earnings, net of tax of $12 in 2020, $6 in 2019 and $14 in 2018	47	25	55
Settlement charges, net of tax of $11 in 2020 and $188 in 2019	$35	$567	$—
Pension and other employee benefits	$141	$408	$33

Net Periodic Benefit Cost - Continuing Operations

Year ended December 31 (in millions)	2020	2019	2018
Pension benefits
Service cost	$83	$74	$87
Interest cost	95	172	178
Expected return on plan assets	(163)	(264)	(303)
Amortization of net losses and other deferred amounts	77	58	94
Settlement charges	46	755	1
Net periodic pension benefit cost	$138	$795	$57
OPEB
Service cost	$1	$1	$1
Interest cost	6	8	7
Amortization of net losses and prior service credit	(18)	(27)	(25)
Net periodic OPEB cost	$(11)	$(18)	$(17)

Weighted-Average Assumptions Used in Determining Benefit Obligations at Measurement Date

	Pension benefits		OPEB
	2020	2019	2020	2019
Discount rate
U.S. and Puerto Rico plans	2.73%	3.44%	2.33%	3.16%
International plans	1.00%	1.34%	n/a	n/a
Rate of compensation increase
U.S. and Puerto Rico plans	3.68%	3.68%	n/a	n/a
International plans	3.03%	3.03%	n/a	n/a
Annual rate of increase in the per-capita cost	n/a	n/a	6.50%	6.75%
Rate decreased to	n/a	n/a	5.00%	5.00%
by the year ended	n/a	n/a	2027	2027

	Pension benefits			OPEB
	2020	2019	2018	2020	2019	2018
Discount rate
U.S. and Puerto Rico plans	3.44%	4.18%	3.60%	3.16%	4.20%	3.51%
International plans	1.34%	2.02%	2.02%	n/a	n/a	n/a
Expected return on plan assets
U.S. and Puerto Rico plans	6.50%	6.29%	6.25%	n/a	n/a	n/a
International plans	4.23%	5.45%	5.58%	n/a	n/a	n/a
Rate of compensation increase
U.S. and Puerto Rico plans	3.68%	3.66%	3.42%	n/a	n/a	n/a
International plans	3.03%	3.08%	3.05%	n/a	n/a	n/a
Annual rate of increase in the per-capita cost	n/a	n/a	n/a	6.50%	6.75%	7.00%
Rate decreased to	n/a	n/a	n/a	5.00%	5.00%	5.00%
by the year ended	n/a	n/a	n/a	2027	2027	2027

Fair Value of Pension Plan Assets and Liabilities
The following tables summarize our pension plan financial instruments that are measured at fair value on a recurring basis.

		Basis of fair value measurement
(in millions)	Balance at December 31, 2020	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Measured at NAV (a)
Assets
Fixed income securities
Cash and cash equivalents	$265	$91	$174	$—	$—
U.S. government and government agency issues	280	—	280	—	—
Corporate bonds	744	—	744	—	—
Equity securities
Common stock	453	453	—	—	—
Mutual funds	510	217	293	—	—
Common/collective trust funds	771	—	341	—	430
Partnership investments	296	—	—	—	296
Other holdings	115	22	82	11	—
Collateral held on loaned securities	19	—	19	—	—
Liabilities
Collateral to be paid on loaned securities	(19)	(19)	—	—	—
Fair value of pension plan assets	$3,434	$764	$1,933	$11	$726

(a) Certain assets that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

		Basis of fair value measurement
(in millions)	Balance at December 31, 2019	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Measured at NAV (a)
Assets
Fixed income securities
Cash and cash equivalents	$224	$72	$152	$—	$—
U.S. government and government agency issues	452	—	452	—	—
Corporate bonds	352	—	352	—	—
Equity securities
Common stock	426	426	—	—	—
Mutual funds	442	189	253	—	—
Common/collective trust funds	668	19	272	—	377
Partnership investments	333	—	—	—	333
Other holdings	76	8	58	10	—
Collateral held on loaned securities	9	—	9	—	—
Liabilities
Collateral to be paid on loaned securities	(9)	(9)	—	—	—
Fair value of pension plan assets	$2,973	$705	$1,548	$10	$710
(a) Certain assets that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

Changes in Fair Value Measurements that Used Significant Unobservable Inputs
The following table is a reconciliation of changes in fair value measurements that used significant unobservable inputs (Level 3).

(in millions)	Other holdings
Balance at December 31, 2018	$10
Purchases	—
Balance at December 31, 2019	10
Purchases	1
Balance at December 31, 2020	$11

Funded Status Percentage of Pension Plans
The following table details the funded status percentage of our pension plans as of December 31, 2020, including certain plans that are unfunded in accordance with the guidelines of our funding policy outlined above.

	United States and Puerto Rico		International
as of December 31, 2020 (in millions)	Qualified plans	Nonqualified plan	Funded plans	Unfunded plans	Total
Fair value of plan assets	$2,362	n/a	$1,072	n/a	$3,434
PBO	2,366	$269	1,155	$523	4,313
Funded status percentage	100%	n/a	93%	n/a	80%